Restatement of Previously Issued Financial Statements (Details) - Schedule of warrants components of equity derivative liabilities - USD ($)	3 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Sep. 23, 2020
Restatement of Previously Issued Financial Statements (Details) - Schedule of warrants components of equity derivative liabilities [Line Items]
Warrant Liabilities	$ 31,735,421	$ 28,127,146
Class A Common stock Subject to Possible Redemption	253,778,740	257,889,120
Additional Paid-in Capital	12,915,634	8,805,294
Accumulated Deficit	(7,916,839)	(3,806,462)
Stockholders’ Equity	5,000,007	5,000,003
Period from September 24, 2020 (inception) to December 31, 2020 (audited)
Formation and operating costs	(2,796,275)
Change in fair value of warrant liabilities	(3,608,275)
Offering cost associated with warrants recorded as liabilities	980,895
Net loss	(7,916,839)
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of warrants components of equity derivative liabilities [Line Items]
Warrant Liabilities
Class A Common stock Subject to Possible Redemption	285,514,160	286,016,268
Additional Paid-in Capital	5,530,507	5,028,404
Accumulated Deficit	(531,394)	(29,293)
Stockholders’ Equity	5,000,008	5,000,001
Period from September 24, 2020 (inception) to December 31, 2020 (audited)
Formation and operating costs
Change in fair value of warrant liabilities
Offering cost associated with warrants recorded as liabilities
Net loss	(531,394)
Class A Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of warrants components of equity derivative liabilities [Line Items]
Class A Common stock	462	421
Stockholders’ Equity	$ 462
Period from September 24, 2020 (inception) to December 31, 2020 (audited)
Basic and diluted net loss per share, Class B (in Dollars per share)	$ 0.00
Class A Common Stock [Member] | As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of warrants components of equity derivative liabilities [Line Items]
Class A Common stock	$ 145	140
Class B common stock [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of warrants components of equity derivative liabilities [Line Items]
Class A Common stock	750
Stockholders’ Equity	$ 750
Period from September 24, 2020 (inception) to December 31, 2020 (audited)
Basic and diluted net loss per share, Class B (in Dollars per share)	$ (1.15)
Class B common stock [Member] | As Previously Reported [Member]
Period from September 24, 2020 (inception) to December 31, 2020 (audited)
Basic and diluted net loss per share, Class B (in Dollars per share)	$ (0.08)
Adjustments [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of warrants components of equity derivative liabilities [Line Items]
Warrant Liabilities	$ 31,735,421	28,127,146
Class A Common stock Subject to Possible Redemption	(31,735,420)	(28,127,148)
Additional Paid-in Capital	7,385,127	3,776,890
Accumulated Deficit	(7,385,445)	(3,777,169)
Stockholders’ Equity	(1)	2
Period from September 24, 2020 (inception) to December 31, 2020 (audited)
Formation and operating costs	(2,796,275)
Change in fair value of warrant liabilities	(3,608,275)
Offering cost associated with warrants recorded as liabilities	(980,895)
Net loss	(7,385,445)
Adjustments [Member] | Class A Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of warrants components of equity derivative liabilities [Line Items]
Class A Common stock	$ 317	$ 281
Adjustments [Member] | Class B common stock [Member]
Period from September 24, 2020 (inception) to December 31, 2020 (audited)
Basic and diluted net loss per share, Class B (in Dollars per share)	$ (1.07)